Label	Element	Value
Document And Entity Information Elements	ck0000890540_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 08, 2017
Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 08, 2017
Document Effective Date	dei_DocumentEffectiveDate	Feb. 08, 2017
Prospectus Date	rr_ProspectusDate	Feb. 08, 2017